Fair Value Measurements - Additional information (Details) - USD ($)		3 Months Ended
	Mar. 02, 2021	Jun. 30, 2021	Mar. 31, 2021
Private Placement Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Exercise price per warrant	$ 1.40	$ 1.39	$ 1.39
Aggregate warrant values	$ 8,376,666	$ 8,316,833
Public Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Exercise price per warrant	$ 1.37	$ 1.06
Aggregate warrant values	$ 14,442,083	$ 11,174,167